Shareholders’ Deficit (Details) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Feb. 10, 2021
Shareholders’ Deficit (Details) [Line Items]
Founder shares aggregate, percentage	20.00%	20.00%
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, issued
Preference shares, outstanding
Class A Ordinary Shares [Member]
Shareholders’ Deficit (Details) [Line Items]
Ordinary shares, authorized	300,000,000	300,000,000	300,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares issued	34,502,500	34,502,500	34,502,500
Ordinary shares outstanding	34,502,500	34,502,500	34,502,500
Ordinary shares subject to possible redemption, shares issued	34,500,000	34,500,000	34,500,000
Class B Ordinary Shares [Member]
Shareholders’ Deficit (Details) [Line Items]
Ordinary shares, authorized	30,000,000	30,000,000	30,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares issued	8,625,000	8,625,000	8,625,000
Ordinary shares outstanding	8,625,000	8,625,000	8,625,000
Opco Class A Units [Member]
Shareholders’ Deficit (Details) [Line Items]
Issued and outstanding	2,600	2,600	2,600
Shares outstanding	2,600	2,600	2,600
Class B Units of Opco [Member]
Shareholders’ Deficit (Details) [Line Items]
Issued and outstanding	7,187,500	7,187,500	7,187,500	8,624,900
Shares outstanding	7,187,500	7,187,500	7,187,500	8,624,900